Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 2,305	$ 0
Net liabilities	(3,188)	4,864
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	$ 0	$ 0	$ 76,400
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of decrease in foreign exchange rate	5.00%
Percentage of decrease increase in Foreign Exchnage Rate	5.00%
Percentage of increase in foreign exchange rate	5.00%